Share-Based Compensation - Allocation of compensation expenses and related tax effects from the RSUs granted to employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation
Income tax benefit	$ 9,592	$ (2,435)	$ (5,028)
Restricted share units
Share-Based Compensation
Total compensation	8,057	12,239	12,063
Income tax benefit	1,738	2,605	2,545
Restricted share units | Cost of revenues
Share-Based Compensation
Total compensation	86	167	153
Restricted share units | Research and development
Share-Based Compensation
Total compensation	6,427	9,751	9,353
Restricted share units | General and administrative
Share-Based Compensation
Total compensation	620	891	1,108
Restricted share units | Sales and marketing
Share-Based Compensation
Total compensation	$ 924	$ 1,430	$ 1,449